21-Income Taxes	12 Months Ended
Dec. 31, 2011
21-Income Taxes [Text Block]
21—INCOME TAXES

21-1 Loss before income taxes
Loss before income taxes is comprised of the following:	2011	2010	2009
France	1,192	(8,972)	(6,153)
EDAP Inc	(1,146)	(2,143)	(1,848)
Other countries	(589)	(663)	307
Total	(543)	(11,778)	(7,694)

21-2 Income tax (expense)/ benefit
Income tax (expense)/benefit consists of the following:	2011	2010	2009
Current income tax expense:
France	(95)	(818)	-
Other countries	(45)	(49)	(79)
Sub-total current income tax expense	(140)	(866)	(79)
Deferred income tax (expense) benefit:
France	(0)	(13)	(50)
Other countries	(255)	(60)	57
Sub-total deferred income tax (expense) benefit	(255)	(73)	7
Total	(395)	(939)	(72)

21-3 Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows:

	December 31,
	2011	2010
Elimination of intercompany profit in inventory	223	128
Elimination of intercompany profit in fixed assets	193	267
Other items	808	827
Net operating loss carryforwards	17,426	15,496
Total deferred tax assets	18,650	16,718
Capital leases treated as operating leases for tax	(140)	(164)
Other items	(10)	(11)
Total deferred tax liabilities	(150)	(175)
Net deferred tax assets	18,500	16,543
Valuation allowance for deferred tax assets	(18,474)	(16,261)
Deferred tax assets (liabilities), net of allowance	26	282

F-33

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Net operating loss carryforwards of €9,605 thousand, €1,717 thousand, €2,106 thousand, €391 thousand, €427 thousand and €35,862 thousand as of December 31, 2011 are available at EDAP Technomed Inc., EDAP-TMS France S.A.S., Edap Technomed Co Ltd Japan, Edap Technomed Sdn Bhd Malaysia, EDAP TMS GmbH and EDAP TMS S.A., respectively. These net operating losses generate deferred tax assets of €17,426 thousand. Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2011, €16,126 thousand out of these €17,426 thousand net operating loss carry-forwards have no expiration date. The remaining tax loss carry-forwards expire in years 2013 through 2031. In accordance with ASC 740, a valuation allowance is recorded as realization of those amounts is not considered probable.

Deferred taxes have not been provided on the undistributed earnings of domestic subsidiaries as these earnings, with the exception of the earnings of EDAP-TMS France SAS, which benefited from the tax exemption, can be distributed tax-free to EDAP TMS S.A. The tax-exempted earnings of EDAP-TMS France SAS would normally be taxable if distributed to EDAP TMS S.A. via dividends. However, no taxes will be due if the Company first incorporates these earnings into statutory capital and then makes a distribution via a statutory capital reduction (redemption). As the Company intends on implementing this tax planning opportunity in the event a distribution were to be made, no deferred taxes have been provided on these earnings.

21-4 Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:
	2011	2010	2009
French statutory rate	34.4%	33.8%	33.8%
Income of foreign subsidiaries taxed at different tax rates	12.6%	0.6%	0.4%
Effect of net operating loss carry-forwards and valuation allowances	(287.3%)	(28.3%)	(35.1%)
Non taxable debt fair value variation	154.1%	(17.4%)	(11.9%)
Non deductible entertainment expenses	9.5%	0.4%	0.7%
Other	4%	2.9%	11.3%
Effective tax rate	(72.7%)	(8.0%)	(0.9%)

21-5 Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2011 there is no uncertainty in the Company’s tax positions.

In July 2010, the Company was requested by the French Tax Authorities to pay the amount of €772,822 to comply with the European Court of Justice ruling on fair competition and illegal state aids (C-214/07 "Commission of the European Communities vs. French Republic"). The amount was related to a state aid received by EDAP-TMS France in 1994 for the acquisition of the activities of Technomed International and included €374,156 of late interest. The Company reversed consequently the €50 thousand reserve that had been taken as of December 31, 2009.

In March 2011, the Company engaged in a contentious procedure against the French Tax Authorities to contest this position and ask for the recuperation of the paid amounts.

F-34

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

 As a result, the effect on the retained earnings is the following:
	Unrecognized tax benefits
	2011	2010	2009
Balance as of January 1 st ,	-	(50)	-
Impact of tax positions taken during a prior period	-	-	-
Impact of tax positions taken during the current period	-	-	(50)
Impact of settlements with taxing authorities	-	50	-
Impact of a lapse of the applicable statute of limitations	-	-	-
Balance as of December 31 st ,	-	-	(50)

As the state aid received in 1994 was an income tax credit, the payment of €773 thousand has been recognized as an income tax in 2010 .The tax years that remain subject to examination by major tax jurisdictions are 2009, 2010 and 2011.